Financial risk management (Schedule of Contractual Maturities of Financial Liabilities) (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 10,410
Per-payment facilities	12,230
Interest on pre-payment facility	1,019
Operating leases	1,179
Other long-term liabilities	735
Total contractual maturities of financial liabilities on an undiscounted basis	25,573
Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	10,410
Per-payment facilities	5,355
Interest on pre-payment facility	694
Operating leases	274
Other long-term liabilities
Total contractual maturities of financial liabilities on an undiscounted basis	16,733
2 - 3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Per-payment facilities	6,875
Interest on pre-payment facility	325
Operating leases	535
Other long-term liabilities	245
Total contractual maturities of financial liabilities on an undiscounted basis	7,980
4 - 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Per-payment facilities
Interest on pre-payment facility
Operating leases	370
Other long-term liabilities
Total contractual maturities of financial liabilities on an undiscounted basis	370
Over 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Per-payment facilities
Interest on pre-payment facility
Operating leases
Other long-term liabilities	490
Total contractual maturities of financial liabilities on an undiscounted basis	$ 490